REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of Victory Portfolios II
In planning and performing our audit of the financial statements of Victory Portfolios II comprising Victory US 500 Enhanced Volatility Wtd Index Fund, Victory Market Neutral Income Fund, VictoryShares US 500 Volatility Wtd ETF, VictoryShares US Small Cap Volatility Wtd
ETF, VictoryShares International Volatility Wtd ETF, VictoryShares
US Large Cap High Div Volatility Wtd ETF, VictoryShares US Small
Cap High Div Volatility Wtd ETF, VictoryShares International High
Div Volatility Wtd ETF, VictoryShares Dividend Accelerator ETF, VictoryShares US Multi-Factor Minimum Volatility ETF, VictoryShares
US 500 Enhanced Volatility Wtd ETF, VictoryShares US EQ Income Enhanced Volatility Wtd ETF, VictoryShares US Discovery Enhanced Volatility Wtd ETF, VictoryShares Developed Enhanced Volatility Wtd ETF, VictoryShares Nasdaq Next 50 ETF, VictoryShares Core Plus Intermediate Bond ETF (formerly VictoryShares ESG Core Plus Bond
ETF), VictoryShares Corporate Bond ETF (formerly VictoryShares ESG Corporate Bond ETF), VictoryShares THB Mid Cap ESG ETF,
VictoryShares WestEnd U.S. Sector ETF, VictoryShares Free Cash Flow ETF, VictoryShares US Value Momentum ETF, VictoryShares US Small
Mid Cap Value Momentum ETF, VictoryShares International Value
Momentum ETF, VictoryShares Emerging Markets Value Momentum ETF, VictoryShares Short-Term Bond ETF (formerly VictoryShares USAA
Core Short-Term Bond ETF), and VictoryShares Core Intermediate
Bond ETF (formerly VictoryShares USAA Core Intermediate-Term
Bond ETF) (the "Funds") as of and for the year or period ended
June 30, 2023, in accordance with the standards of the Public
Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds' annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no
deficiencies in the Funds' internal control over financial
reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of June 30, 2023.
This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the
Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified
parties.
/s/ COHEN & COMPANY, LTD.
Cleveland, Ohio
August 28, 2023